UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.8%				$156,986,614
(Cost $145,356,044)
Arizona 4.1%				6,518,155
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,096,030
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,066,800
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,355,325
California 6.3%				10,137,321
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,048,140
California Statewide Communities Development Authority Adventist Health System	5.000	03-01-35	1,250,000	1,415,675
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,137,330
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	2,000,000	2,054,000
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,093,070
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,651,311
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,737,795
Colorado 5.9%				9,446,495
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,186,260
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,104,475
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,088,120
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,515,900
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (A)	6.815	12-01-37	2,000,000	551,740
Connecticut 1.5%				2,358,039
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	870,000	904,783
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,453,256
Delaware 1.6%				2,587,245
Centerline Equity Issuer Trust Series A (B)	6.000	10-31-52	1,000,000	1,026,660
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,560,585
District of Columbia 2.3%				3,762,420
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,762,420
Florida 4.4%				7,082,661
Celebration Pointe Community Development District Alachua County (B)	5.000	05-01-48	1,000,000	1,039,090
City of Pensacola Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,006,180
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,071,280
2	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	$1,145,880
Village Community Development District No. 12 (B)	4.250	05-01-43	1,000,000	1,013,810
Village Community Development District No. 8 Phase II	6.125	05-01-39	760,000	806,421
Guam 1.3%				2,125,240
Guam Government Series A, GO	7.000	11-15-39	2,000,000	2,125,240
Illinois 10.1%				16,157,518
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,160,940
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,142,240
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,031,550
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,616,625
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,243,720
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,334,325
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,079,520
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,131,250
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,067,100
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,437,045
State of Illinois, GO	5.000	04-01-27	2,000,000	2,091,840
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	821,363
Indiana 1.5%				2,330,648
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,289,288
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (B)	6.125	01-15-34	1,000,000	1,041,360
Kentucky 2.0%				3,191,350
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,158,340
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,033,010
Louisiana 1.4%				2,175,140
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,175,140
Maryland 1.3%				2,086,270
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,010,450
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,075,820
Massachusetts 1.3%				2,142,780
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,075,200
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	1,000,000	1,067,580
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Michigan 0.7%				$1,058,775
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	531,930
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	526,845
Minnesota 3.4%				5,518,899
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	517,620
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,036,360
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	540,535
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,342,188
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,039,110
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,043,086
Mississippi 0.4%				626,213
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	626,213
Missouri 0.7%				1,063,020
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,063,020
Nevada 0.6%				1,000,770
City of Sparks Sales Tax Revenue, Series A (B)	6.750	06-15-28	1,000,000	1,000,770
New Hampshire 0.6%				1,040,555
National Finance Authority Covanta Project, AMT (B)	4.875	11-01-42	500,000	502,175
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	538,380
New Jersey 6.0%				9,629,010
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,068,680
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,085,620
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,070,710
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,069,210
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,080,280
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,043,210
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,121,240
Tobacco Settlement Financing Corp. Series A	5.000	06-01-46	1,000,000	1,090,060
New York 7.5%				12,009,418
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,163,000
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,433,684
New York Liberty Development Corp. World Trade Center, Class 1-3 (B)	5.000	11-15-44	1,850,000	1,944,295
4	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Dormitory Authority Orange Regional Medical Center (B)	5.000	12-01-45	1,000,000	$1,078,090
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,106,650
Niagara Area Development Corp. Covanta Project, Series A, AMT (B)	4.750	11-01-42	500,000	501,870
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	104,119
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,460,000	2,677,710
Ohio 5.0%				8,058,190
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2	5.125	06-01-24	1,785,000	1,779,681
City of Cleveland Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,179
County of Hamilton Series A	5.000	08-15-42	2,000,000	2,202,820
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.500	01-15-48	500,000	516,180
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,042,330
Oklahoma 0.7%				1,114,740
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,114,740
Pennsylvania 4.2%				6,747,655
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,015,430
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,258,988
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,090,650
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,041,900
Pennsylvania Turnpike Commission Series B-1	5.000	06-01-42	1,000,000	1,093,130
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	1,120,000	1,247,557
Rhode Island 0.6%				1,017,390
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,017,390
Tennessee 2.6%				4,187,492
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,187,492
Texas 14.2%				22,724,082
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,096,890
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,089,450
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,241,590
City of Sequin Hospital City of Seguin Hospital	5.000	12-01-45	1,000,000	1,012,040
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,053,840
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,113,310
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	$1,109,779
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,665,972
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (B)	5.750	10-01-31	1,000,000	1,031,390
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (B)	5.750	10-01-31	1,000,000	1,031,390
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	989,100
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	567,633
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,107,340
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,315,640
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,071,400
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,177,470
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	155,000	163,928
Travis County Health Facilities Development Corp. Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	885,920
Virginia 3.2%				5,145,743
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,866,311
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,240,012
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,039,420
Washington 0.6%				995,400
Washington Health Care Facilities Authority Virginia Mason Medical Center	4.000	08-15-42	1,000,000	995,400
Wisconsin 1.8%				2,947,980
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	1,071,310
Public Finance Authority Rose Villa Project, Series A (B)	6.000	11-15-49	1,000,000	1,081,910
Wisconsin Health & Educational Facilities Authority St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	794,760

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.3%				$3,647,000
(Cost $3,646,795)
U.S. Government Agency 0.9%				1,344,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	270,000	270,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	1,074,000	1,074,000

6	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Repurchase agreement 1.4%		$2,303,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $2,303,496 on 9-4-18, collateralized by $2,212,400 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $2,349,612, including interest)	2,303,000	2,303,000
Total investments (Cost $149,002,839) 100.1%		$160,633,614
Other assets and liabilities, net (0.1%)		(170,466)
Total net assets 100.0%		$160,463,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments

Assured Guaranty Corp.	2.3
Assured Guaranty Municipal Corp.	0.5

TOTAL	2.8

The fund had the following sector composition as a percentage of net assets on 8-31-18:
General obligation bonds	7.2%
Revenue bonds	90.6%
Health care	22.1%
Other revenue	16.8%
Development	16.2%
Airport	10.2%
Transportation	6.9%
Pollution	4.9%
Tobacco	4.5%
Facilities	3.2%
Education	2.6%
Water and sewer	1.6%
Housing	0.8%
Utilities	0.8%
Short-term investments and other	2.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q1	08/18
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		10/18

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/18

Fund’s investments
As of 8-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$499,758,773
(Cost $473,115,859)
Alabama 0.4%				2,064,040
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,064,040
Alaska 0.7%				3,683,157
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,400,487
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,282,670
Arizona 1.7%				8,752,210
Arizona Health Facilities Authority Banner Health, Series A	5.000	01-01-44	2,000,000	2,185,040
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,220,800
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000	01-01-38	3,000,000	3,373,020
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,031,220
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	1,000,000	942,130
California 9.2%				46,540,936
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,176,400
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,066,610
California Municipal Finance Authority LINXS APM Project, Series A, AMT	5.000	12-31-47	1,000,000	1,113,140
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,108,890
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,128,000
City of Los Angeles Department of Airports Series C	5.000	05-15-38	1,000,000	1,131,450
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,676,850
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A (B)	1.344	01-01-19	5,000,000	4,977,250
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,411,990
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,400,930
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,538,050
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,137,620
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,788,650
San Diego Unified School District Series I, GO (B)	4.051	07-01-39	1,250,000	539,988
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (B)	1.567	01-01-20	2,000,000	1,958,300
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,895,145
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,042,909
State of California, GO	5.000	02-01-38	5,375,000	5,866,114
2	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	$1,176,540
University of California Series I	5.000	05-15-40	3,000,000	3,406,110
Colorado 5.5%				27,433,028
City & County of Denver Series A	5.000	08-01-44	3,000,000	3,361,110
City & County of Denver United Airlines Inc., Project, AMT	5.000	10-01-32	2,500,000	2,676,425
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,455,958
City of Colorado Springs Utilities System Revenue Series C	5.250	11-15-42	1,040,000	1,047,550
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	545,105
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,082,570
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,717,750
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,500,000	2,732,825
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,346,265
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,088,120
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.815	12-01-37	5,000,000	1,379,350
District of Columbia 3.5%				17,798,833
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,700,000	4,169,197
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.967	10-01-33	6,565,000	3,619,350
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	4.048	10-01-35	6,470,000	3,252,146
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	4.098	10-01-36	7,250,000	3,469,415
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,194,745
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,093,980
Florida 3.6%				18,066,502
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,155,100
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,364,600
JEA Electric System Revenue Series Three, D-2	5.000	10-01-38	4,000,000	4,205,160
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	527,445
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,786,000
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,657,530
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,171,400
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,707,150
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	490,000	492,117
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Georgia 1.9%				$9,702,620
Burke County Development Authority Oglethorpe Power Corp., Series D	4.125	11-01-45	3,000,000	2,963,610
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation Inc.	5.000	07-01-42	3,000,000	3,260,040
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,472,820
Rockdale County Development Authority Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,006,150
Guam 0.4%				2,189,370
Antonio B Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,140,460
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,048,910
Illinois 6.9%				34,601,073
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,085,235
Chicago Midway International Airport Series B	5.000	01-01-46	5,000,000	5,460,250
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,227,800
Chicago O'Hare International Airport Series A	5.750	01-01-39	2,685,000	2,921,226
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	555,664
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,161,193
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,066,320
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,079,520
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,214,410
Illinois Finance Authority Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,513,230
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	2.995	01-01-22	2,440,000	2,208,005
State of Illinois Series B, GO	5.000	10-01-32	2,000,000	2,110,060
State of Illinois, GO	4.000	06-01-35	2,000,000	1,887,680
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,028,030
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,082,450
Indiana 0.6%				3,115,380
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,115,380
Iowa 0.2%				1,009,660
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,009,660
Kentucky 0.7%				3,671,184
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,671,184
Louisiana 1.6%				8,190,855
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,108,620
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,631,355
4	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	$2,741,550
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,161,660
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	547,670
Massachusetts 12.0%				60,350,676
Boston Housing Authority Capital Funding Program (A)	5.000	04-01-28	1,985,000	1,989,883
Commonwealth of Massachusetts Series C, GO (A)	5.500	12-01-24	7,400,000	8,801,856
Commonwealth of Massachusetts Series E, GO (A)	5.000	11-01-25	1,000,000	1,175,010
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,686,992
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,074,775
Massachusetts Department of Transportation Highway Revenue Tolls, Series C (A)(B)	1.931	01-01-20	1,000,000	974,410
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,032,300
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	881,850
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (C)	5.250	11-01-42	1,000,000	1,007,160
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,000,000
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	1,820,000	1,898,879
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	187,801
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,688,000
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,668,175
Massachusetts Development Finance Agency NewBridge Charles, Inc. (C)	4.125	10-01-42	2,500,000	2,490,475
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,094,160
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,096,340
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,001,850
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	2,000,000	2,215,180
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	687,324
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	335,000	343,157
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	664,090
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	371,293
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,624,965
Massachusetts Port Authority Boston Fuel Project, AMT (A)	5.000	07-01-32	1,770,000	1,773,522
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,600,680
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	$5,183,950
Massachusetts Water Resources Authority Water Revenue, Series B (A)	5.250	08-01-29	2,500,000	3,117,450
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000	07-01-41	2,000,000	2,133,100
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,753,452
The Massachusetts Clean Water Trust 2012 Pooled Loan Program, Series 7	5.125	02-01-31	105,000	105,277
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,027,320
Michigan 3.4%				16,980,487
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,042,890
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,537,421
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	7,748,090
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	271,093
Michigan Finance Authority Local Government Loan Program	5.000	07-01-44	3,000,000	3,194,370
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,580,535
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,606,088
Minnesota 0.4%				2,036,546
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	561,010
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,475,536
Nebraska 3.0%				15,123,775
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,310,495
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,303,880
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,509,400
New Jersey 3.7%				18,504,771
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,697,332
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,282,840
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,077,190
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,620,420
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,665,990
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	3,805,000	4,035,659
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,490,250
Tobacco Settlement Financing Corp. Series A	5.000	06-01-46	1,500,000	1,635,090
6	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
New York 14.8%				$74,667,434
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250	07-15-40	1,000,000	1,062,620
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,080,250
City of New York Series E-1, GO	6.250	10-15-28	20,000	20,105
Housing Development Corp. Sustainable Neighborhood, Series G-1	3.700	11-01-47	1,000,000	977,250
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,785,000	1,956,449
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,859,094
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,536,435
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,392,600
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	4,725,000	4,788,032
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,037,320
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,039,330
New York City Water & Sewer System Water Revenue, Series EE	5.250	06-15-40	3,000,000	3,079,260
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,023,320
New York City Water & Sewer System Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,143,220
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,412,200
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,423,000
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,075,840
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,050,760
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,627,425
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,490,927
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	20,885
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000	05-01-41	1,000,000	1,083,680
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,081,190
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,054,500
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,099,640
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,385,200
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,024,190
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,664,650
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (C)	5.250	11-01-42	500,000	503,580
Niagara Area Development Corp. Covanta Project, Series A, AMT (C)	4.750	11-01-42	1,500,000	1,505,610
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	3,300,000	$3,435,927
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,465,453
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,089,420
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000	09-01-39	1,000,000	1,122,280
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)(B)	2.262	04-01-22	2,230,000	2,055,792
Ohio 2.2%				11,031,680
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,070,740
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,405,640
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,555,300
Oklahoma 2.1%				10,541,158
Grand River Dam Authority Series A	5.250	06-01-40	4,000,000	4,242,200
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	1,250,000	1,398,913
Oklahoma Development Finance Authority Provident Oklahoma Education Resources Inc., Series A	5.000	08-01-47	2,750,000	2,697,915
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-37	1,000,000	1,103,720
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-45	1,000,000	1,098,410
Pennsylvania 2.9%				14,488,311
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,167,780
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,105,050
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,258,988
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,381,930
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,789,838
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,784,725
Rhode Island 0.5%				2,360,345
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,360,345
Tennessee 0.5%				2,248,440
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,248,440
Texas 12.7%				64,162,799
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,032,640
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	546,095
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	543,875
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,151,920
8	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	$5,486,300
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,845,993
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,827,661
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	594,159
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,442,000
City of San Antonio Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,388,498
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,632,700
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,674,300
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,365,880
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,220,350
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	3,900,315
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,658,425
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,246,750
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,295,338
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,309,600
Utah 0.5%				2,235,580
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,235,580
Virgin Islands 0.1%				491,250
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	491,250
Virginia 0.5%				2,730,395
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,097,830
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,632,565
Washington 0.1%				502,830
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	502,830
Wisconsin 2.3%				11,388,498
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,181,020
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,084,370
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	905,000	972,658
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	1,071,310
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,079,140
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Wyoming 0.6%				$3,094,950
County of Campbell Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,094,950

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.6%				$2,866,000
(Cost $2,865,839)
U.S. Government Agency 0.2%				1,056,000
Federal Agricultural Mortgage Corp. Discount Note	1.830	09-04-18	212,000	212,000
Federal Home Loan Bank Discount Note	1.830	09-04-18	844,000	844,000

	Par value^	Value
Repurchase agreement 0.4%		$1,810,000
Barclays Tri-Party Repurchase Agreement dated 8-31-18 at 1.940% to be repurchased at $1,810,390 on 9-4-18, collateralized by $1,738,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $1,846,640, including interest)	1,810,000	1,810,000
Total investments (Cost $475,981,698) 99.8%		$502,624,773
Other assets and liabilities, net 0.2%		1,049,071
Total net assets 100.0%		$503,673,844

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.0
Assured Guaranty Corp.	3.0
Ambac Financial Group, Inc.	2.9
National Public Finance Guarantee Corp.	2.2
Build America Mutual Assurance Company	0.1
TOTAL	14.2
The fund had the following sector composition as a percentage of net assets on 8-31-18:
10	JOHN HANCOCK TAX-FREE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

General obligation bonds	6.6%
Revenue bonds	92.6%
Other revenue	15.8%
Health care	14.6%
Utilities	14.2%
Transportation	12.8%
Airport	10.7%
Water and sewer	6.8%
Development	5.5%
Education	4.1%
Tobacco	3.0%
Facilities	2.0%
Pollution	2.0%
Housing	1.1%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q1	08/18
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		10/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	October 25, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2018